Other operating results net	12 Months Ended
Jun. 30, 2021
28. Other operating results, net

28. Other operating results, net

	06.30.21	06.30.20	06.30.19
Result from commodity derivative financial instruments	(4,551)	659	669
Result from disposal of subsidiaries and associates	86	(9)	(225)
Result from sale of property, plant and equipment	10	(1)	6
Impairment of associates and joint ventures	-	-	(69)
Donations	(183)	(153)	(309)
Lawsuits and other contingencies	(335)	(179)	(138)
Interest generated by operating credits	3,085	1,941	903
Management fees	11	26	30
Others	(405)	216	(140)
Total other operating results, net	(2,282)	2,500	727